Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Gain on disposals of assets held for sale	₩ 1,312	₩ 55,262	₩ 60,208
Gain on disposals of investment in subsidiaries, associates and joint ventures	197,088	13,904	85,981
Gain on disposals of property, plant and equipment	9,387	18,502	12,016
Gain on valuation of firm commitment	11,499	181,645	169,485
Reversal of other provisions	8,578	5,245	33,887
Compensation for insured losses	13,117	237,565	38,115
Gain on bargain purchase	41,072
Gain on disposals of emission rights	25,998	5,181	567
Miscellaneous Income	77,946	64,235	157,703
Others	8,348	10,478	20,035
Other operating income	394,345	592,017	577,997
Other operating expenses
Loss on disposals of assets held for sale	(103,366)	(3,964)	0
Loss on disposals of investments in subsidiaries, associates and joint ventures	(18,843)	(12,400)	(12,882)
Loss on disposals of property, plant and equipment	(125,823)	(111,082)	(95,720)
Impairment loss on property, plant and equipment	(275,846)	(213,183)	(311,520)
Impairment loss on intangible assets	(129,907)	(370,663)	(224,328)
Loss on valuation of firm commitment	(47,448)	(156,183)	(111,542)
Idle tangible asset expenses	(3,703)	(18,184)	(23,843)
Increase to provisions	(38,395)	(88,857)	(37,962)
Donations	(67,393)	(80,558)	(101,258)
Miscellaneous losses	(92,870)	(63,812)	(69,972)
Others	(749)	(4,799)	(38,465)
Other operating expenses	₩ (904,343)	₩ (1,123,685)	₩ (1,027,492)